Prepaid Expenses (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses
Schedule of Prepaid Expenses

As of September 30, 2025 and 2024, prepaid expenses, consisted of the following:

	As of September 30,
	2025	2024

Prepaid expenses	$3,856,570	$7,145
Less: amounts classified as non-current assets	(2,881,173)	-
Amounts classified as current assets	$975,397	$7,145

Schedule of Estimated Aggregate Expense	The estimated aggregate expense for the next five fiscal years is as follows:
As of September 30,	Estimated Expense
2026	$975,397
2027	913,213
2028	771,398
2029	675,411
2030	521,151
$3,856,570